Share-Based Compensation (Details)		12 Months Ended
	Dec. 01, 2017 share	Dec. 31, 2017 USD ($) share	Dec. 31, 2016 USD ($) share	Dec. 31, 2015 USD ($) share	Dec. 31, 2017 CAD ($) share	Dec. 31, 2017 USD ($) share
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options, granted	535,000	535,000
Number of options, Outstanding		40,000
2017 Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options, Outstanding		0	0	0
Number of options, Expired			0	0
Number of options, Exchanged under the Arrangement		40,000
Number of options, granted		535,000
Number of options, Outstanding		575,000	0	0
Number of options, exercisable					575,000	575,000
Options available for granting in future periods					403	403
Weighted average exercise price per share, outstanding | $		$ 0.00	$ 0.00	$ 0.00
Weighted average exercise price per share, Expired | $			0.00	0.00
Weighted average exercise price per share, Exchanged under the Arrangement | $		40.05
Weighted average exercise price per share, Granted | $		8.76
Weighted average exercise price per share, outstanding | $		$ 10.94	$ 0.00	$ 0.00
Weighted average exercise price per share, options exercisable | $						$ 10.94
2008 Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options, Outstanding		40,000	172,000	172,000
Number of options, Expired			(132,000)	0
Number of options, Exchanged under the Arrangement		(40,000)
Number of options, Outstanding		0	40,000	172,000
Number of options, exercisable					0	0
Options available for granting in future periods					0	0
Weighted average exercise price per share, outstanding | $		$ 40.05	$ 39.15	$ 39.15
Weighted average exercise price per share, Expired | $			39.05	0.00
Weighted average exercise price per share, Exchanged under the Arrangement | $		40.05
Weighted average exercise price per share, outstanding | $		$ 0.00	$ 40.05	$ 39.15
Weighted average exercise price per share, options exercisable | $					$ 0.00
1997 Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options, Outstanding		0	274,500	293,000
Number of options, Expired			(274,500)	(18,500)
Number of options, Exchanged under the Arrangement		0
Number of options, Outstanding		0	0	274,500
Number of options, exercisable					0	0
Options available for granting in future periods					0	0
Weighted average exercise price per share, outstanding | $		$ 0.00	$ 39.05	$ 39.05
Weighted average exercise price per share, Expired | $			39.05	39.05
Weighted average exercise price per share, Exchanged under the Arrangement | $		0.00
Weighted average exercise price per share, outstanding | $		$ 0.00	$ 0.00	$ 39.05
Weighted average exercise price per share, options exercisable | $					$ 0.00